Accounts Receivables, Net - Accounts Receivables, net (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable from third parties	$ 882	$ 1,035
Allowance for doubtful accounts	(3)	(2)
Accounts receivable	$ 879	$ 1,033